Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

20.   Commitments and Contingencies

(a)    Commitment

We have entered into serval donation, services, car rental and other miscellaneous agreements. As of December 31, 2019, future minimum payments under these agreements were as follows:

Total
RMB
2020	16,557
2021	3,545
2022	1,744
2023 and thereafter	110
Total	21,956

(b)    Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs and potentially in future periods.

On April 25, 2018 and June 25, 2018, purported securities class action complaints were filed in the United States District Court for the Southern District of New York against the Company, Guosheng Qi and Michael Peng Zhang, among other defendants. These lawsuits, which are captioned Xu v. Gridsum Holding Inc., et al., Case No. 18‑CV‑3655, and Li v. Gridsum Holding Inc., et al., Case No. 18‑CV‑5749, alleged, among other things, that “false and/or misleading statements” were made “and/or” the Company failed to disclose its lack of effective controls over financial reporting, in connection with Gridsum’s announcement on April 23, 2018 that its financial statements for the year ended December 31, 2016 should no longer be relied upon. On September 17, 2018, the court appointed a lead plaintiff pursuant to the Private Securities Litigation Reform Act of 1995 and ordered the lawsuits consolidated. A consolidated amended complaint was filed on November 30, 2018 that variously alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, Rule 10b‑5 of the Securities Exchange Act of 1934, and Sections 11 and 15 of the Securities Act for a putative class period from September 22, 2016 to April 20, 2018, against the Company and its current and former officers and directors, among other defendants. On March 1, 2019, the lead plaintiff filed a second amended class action complaint, or the SAC, that alleges a putative class period between September 22, 2016 to January 7, 2019. The Company and a defendant who is a former director filed a motion to dismiss the SAC. On March 30, 2020, the court granted the motion with respect to certain claims, dismissing the claims under Sections 11 and 15 of the Securities Act in their entirety, and the Section 10(b) claim of the Exchange Act with respect to the director. The court in the same order also denied the lead plaintiffs' motion for alternative service on the remaining individual defendants who were named in the SAC, but have not yet been served. The lead plaintiff has been given until May 1, 2020 to amend the SAC should he elect to do so.

On July 2, 2018, a third purported securities class action complaint was filed in the Supreme Court of the State of New York against Gridsum and certain of its current and former directors and executive officers, among other defendants, variously alleging violations of Sections 11, 12(a)(2), and 15 of the Securities Act against them. The lawsuit, captioned, Gordon v. Gridsum Holding Inc., et al., Index No. 18‑653342, is brought on behalf of a putative class of shareholders who “purchased or otherwise acquired” ADSs in Gridsum’s initial public offering on September 23, 2016, and are based on substantially the same allegations as the consolidated proceeding described above. On January 22, 2019, an amended complaint was filed. On April 10, 2019, the court granted the Company’s motion to stay this action pending the determination of the federal action, and this action remains stayed. The Company believes that the claims against it are without merit and intends to vigorously defend against the litigation.